Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 96,564	$ 67,842	$ 72,913
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	93,979	66,612	71,588
Other Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 2,585	$ 1,230	$ 1,325